Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Financing receivables, net
Schedule of accounts receivable, net

	December 31,
	2023	2024
	US$	US$

Accounts receivable, gross	150,793	142,799
Less: allowance for expected credit loss of receivables	(20,093)	(20,938)

Accounts receivable, net	130,700	121,861

Summary of allowance for expected credit losses

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Balance at the beginning of the year	(12,426)	(20,670)	(20,093)
Additions charged to general and administrative expenses, net	(8,484)	(82)	(3,427)
Write-off during the year	240	659	2,582

Balance at the end of the year	(20,670)	(20,093)	(20,938)